Equity - Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Balance Outstanding	2,058	2,624	2,844
Weighted Average Exercise Price, Balance Outstanding	$ 1,588.61	$ 1,708.95	$ 2,980.6
Number of Options, Granted	107,500	133	513
Weighted Average Exercise Price, Granted	$ 5.64	$ 65.2	$ 82.64
Number of Options, Options exercisable	84,589	2,058
Weighted Average Exercise Price, Options exercisable	$ 43.46	$ 1,588.61
Number of Options, Expired / cancelled / forfeited	(66)	(699)	(733)
Weighted Average Exercise Price, Expired / cancelled / forfeited	$ (889.69)	$ (1,749.98)	$ (5,502.84)
Number of Options, Balance Outstanding	109,492	2,058	2,624
Weighted Average Exercise Price, Balance Outstanding	$ 34.86	$ 1,588.61	$ 1,708.95